STOCKHOLDERS’ DEFICIT (Tables)	3 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021
Equity [Abstract]
SCHEDULE OF STOCK OPTION ACTIVITY

A summary of the Company’s option activity during the three months ended September 30, 2021 is presented below:

		Weighted
	Number of	Average Exercise
	Shares	Price Per Share
Outstanding at June 30, 2021	59	$13,730
Issued	-	-
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at September 30, 2021	59	$4,533.33

Exercisable at September 30, 2021	39	$4,530.93
Outstanding and Exercisable:

Weighted average remaining contractual term	7.62
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

A summary of the Company’s option activity during the years ended June 30, 2021 and 2020 is presented below:

	Number of	Weighted Average
	Options	Price Per Share
Outstanding at June 30, 2019	60	$76,370
Issued	-	-
Exercised	-	-
Expired	-	-
Outstanding at June 30, 2020	60	$76,370
Issued	-	-
Exercised	-	-
Expired	(1)	3,750,000
Outstanding at June 30, 2021	59	$13,730

Exercisable at June 30, 2021	40	$18,193
Outstanding and Exercisable:

Weighted average remaining contractual term	7.86
Weighted average fair value of options granted during the period	$-
Aggregate intrinsic value	$-

SCHEDULE OF WARRANT ACTIVITY

The following table summarizes warrant activity for the three months ended September 30, 2021:

		Weighted
	Number of	Average
	Shares	Price Per Share
Outstanding at June 30, 2021	121,329	$179.63
Issued	-	-
Exercised	(9,397)	40.37
Forfeited	-	-
Expired	-	-
Outstanding at September 30, 2021	111,932	$191.32

Exercisable at September 30, 2021	76,933	$278.36
Outstanding and Exercisable:

Weighted average remaining contractual term	1.52
Aggregate intrinsic value	$-

The following table summarizes warrant activity for the years ended June 30, 2021 and 2020:

	Number of	Weighted Average
	Warrants	Price Per Share
Outstanding at June 30, 2019	-	$-
Issued	151,170	150.00
Exercised	-	-
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2020	151,170	$150.00
Issued	-	-
Exercised	(29,841)	26.15
Forfeited	-	-
Expired	-	-
Outstanding at June 30, 2021	121,329	$179.63

Exercisable at June 30, 2021	76,955	$283.21
Outstanding and Exercisable:

Weighted average remaining contractual term	1.77
Aggregate intrinsic value	$-